Segment reporting - Other financial information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Geographical areas
Total assets	$ 39,042,493	$ 46,549,872
Goodwill and intangible assets	6,537,985	7,422,726
Property and equipment (note 7)	684,718	1,207,357	$ 1,726,150
Right-of-use assets (notes 2 and 9)	2,199,381	0
Amortization of intangible assets	1,134,741	1,128,437
Depreciation of property and equipment	472,685	546,001
Depreciation of right-of-use assets (note 9)	406,397
Canada
Geographical areas
Total assets	34,894,056	42,437,691
Goodwill and intangible assets	6,537,985	7,422,726
Property and equipment (note 7)	565,638	797,296
Right-of-use assets (notes 2 and 9)	1,980,405
Amortization of intangible assets	1,134,741	1,128,437
Depreciation of property and equipment	231,657	296,093
Depreciation of right-of-use assets (note 9)	293,393
Germany
Geographical areas
Total assets	1,056,759	1,093,184
Property and equipment (note 7)		266
Depreciation of property and equipment	267	3,100
Finland
Geographical areas
Total assets	3,091,678	3,018,997
Property and equipment (note 7)	119,080	409,795
Right-of-use assets (notes 2 and 9)	218,976
Depreciation of property and equipment	240,761	$ 246,808
Depreciation of right-of-use assets (note 9)	$ 113,004